Cover	12 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	F-3
Amendment Flag	false
Entity Registrant Name	Fitell Corporation
Entity Central Index Key	0001928581
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2 23-25 Mangrove Lane
Entity Address, Address Line Two	Taren Point
Entity Address, City or Town	Australia
Entity Address, Postal Zip Code	NSW 2229
City Area Code	+612
Local Phone Number	95245266
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street,
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	(800)
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.